Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Non-controlling interests Abstract
Schedule of detail, by Group company, of Equity - Non-controlling interests
The detail, by Group company, of Equity - Non-controlling interests is as follows:

	2019	2018	2017
Santander Consumer USA Holdings Inc.	1,565	1,652	1,479
Santander Bank Polska S.A.	1,597	1,538	1,901
Grupo PSA	1,569	1,409	1,305
Banco Santander (Brasil) S.A.	1,167	1,114	1,489
Banco Santander - Chile	1,101	1,085	1,209
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	333	1,093	1,056
Grupo Metrovacesa	—	—	836
Other companies*	1,655	1,493	1,481
	8,987	9,384	10,756

Profit/(Loss) for the year attributable to non-controlling interests	1,601	1,505	1,588
Of which:
Banco Santander (Brasil) S.A.	373	292	288
Banco Santander - Chile	283	279	264
Grupo PSA	266	232	206
Santander Consumer USA Holdings Inc.	230	218	368
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	195	216	194
Santander Bank Polska S.A.	162	173	160
Other companies	92	95	108
TOTAL	10,588	10,889	12,344

*
Includes a Santander UK plc issuance of perpetual convertible equity instruments, at the option of Santander UK plc, into preference shares of Santander UK itself for a nominal amount of GBP 2,250 million (the Group having acquired GBP 1,100 million). Carrying amount of EUR 1,346 million in 2019 (EUR 1,280 million and EUR 1,290 million in 2018 and 2017, respectively).

Schedule of changes in Non-controlling interests
The changes in Non-controlling interests are summarised as follows:

Million euros
	2019	2018*	2017
Balance at the end of the previous year	10,889	12,344	11,761
Effect of changes in accounting policies**	—	(1,292)	—
Balance at beginning of year	10,889	11,052	11,761
Other comprehensive income***	310	(109)	(583)
Other	(611)	(54)	1,166
Profit attributable to non-controlling interests	1,601	1,505	1,588
Modification of participation rates	(1,623)	(65)	(819)
Change of perimeter	110	(660)	(39)
Dividends paid to minority shareholders	(895)	(687)	(665)
Changes in capital and others concepts	196	(147)	1,101
Balance at end of year	10,588	10,889	12,344

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**	See change in consolidated statements of changes in total equity.

***	Mainly due to Exchange differences.

Schedule of financial information on the subsidiaries with significant non-controlling interests
The financial information on the subsidiaries with significant non-controlling interests at 31 December 2019 is summarised below:

Million euros*
	Banco Santander (Brasil) S.A.	Banco Santander (Chile), S.A.	Grupo Financiero Santander México, S.A.B. de C.V.	Santander Bank Polska S.A.	Santander Consumer USA Holdings Inc.
Total assets	172,033	62,151	72,441	44,688	43,706
Total liabilities	156,251	57,246	66,086	39,659	37,097
Net assets	15,782	4,905	6,355	5,029	6,609
Total income	13,951	2,539	3,998	1,717	4,575
Total profit	3,311	919	1,145	511	806

*	Information prepared in accordance with the segment reporting criteria described in Note 52 and, therefore, it may not coincide with the information published separately by each entity.